Stockholders' equity - Summary of Analysis of Other Comprehensive Income by Item (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Changes in equity instruments measured at fair value through other comprehensive income
Amount incurred during the year	¥ (27,915)	¥ (15,131)	¥ (72,245)
Total before tax	(27,915)	(15,131)	(72,245)
Tax expense or (benefit)	6,514	3,598	17,418
Net of tax	(21,401)	(11,533)	(54,827)
Remeasurement of defined benefit pension plans
Amount incurred during the year	51,235	15,865	38,875
Total before tax	51,235	15,865	38,875
Tax expense or (benefit)	(13,014)	(4,838)	(11,831)
Net of tax	38,221	11,027	27,044
Share of other comprehensive income of investments accounted for using the equity method
Amount incurred during the year	297	(1,287)	704
Total before tax	297	(1,287)	704
Tax expense or (benefit)	(54)	376	(91)
Net of tax	243	(911)	613
Other comprehensive income from discontinued operations
Amount incurred during the year	1,239	(2,208)	(243)
Total before tax	1,239	(2,208)	(243)
Tax expense or (benefit)	(382)	766	87
Net of tax	857	(1,442)	(156)
Total	17,920	(2,859)	(27,326)
Cash flow hedges
Amount incurred during the year	(7,416)	(5,384)	(15,032)
Reclassification to profit or loss	2,829	433	16,982
Total before tax	(4,587)	(4,951)	1,950
Tax expense or (benefit)	1,203	656	(598)
Net of tax	(3,384)	(4,295)	1,352
Exchange differences on translating foreign operations
Amount incurred during the year	415,503	(78,193)	441,943
Reclassification to profit or loss	8,857	(1,073)	463
Total before tax	424,360	(79,266)	442,406
Tax expense or (benefit)	0
Net of tax	424,360	(79,266)	442,406
Share of other comprehensive income of investments accounted for using the equity method
Amount incurred during the year	(23,378)	(337)	4,735
Reclassification to profit or loss	358
Total before tax	(23,020)	(337)	4,735
Tax expense or (benefit)	1,738
Net of tax	(21,282)	(337)	4,735
Other comprehensive income from discontinued operations
Amount incurred during the year	(59,771)	(188,264)	(191,775)
Reclassification to profit or loss	1,451,335	4,537	(4,713)
Total before tax	1,391,564	(183,727)	(196,488)
Tax expense or (benefit)	16,343	69,827	54,965
Net of tax	1,407,907	(113,900)	(141,523)
Total	1,807,601	(197,798)	306,970
Total other comprehensive income, net of tax	¥ 1,825,521	¥ (200,657)	¥ 279,644